Long-term Borrowings, Capital Lease Obligations and License Agreements - Bridge Term Loan Facility (Details) - USD ($)	Feb. 23, 2016	Jan. 26, 2016	Feb. 22, 2016
Credit Agreement dated as of February 23, 2016 | Delayed Draw Term Loan
Short-term facility
Principal amount	$ 400,000,000
Credit Agreement dated as of February 23, 2016 | Revolving Loan Facility
Short-term facility
Amount of facility	800,000,000
Bridge term loan facility
Short-term facility
Principal amount	1,150,000,000	$ 2,000,000,000	$ 2,000,000,000
Term		364 days
Decrease in loan amount	$ 350,000,000